Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Minimum rental commitments under long-term non-cancelable operating leases as of December 31, 2015 are payable as follows:

$ in millions
Year Ending December 31
2016	$251
2017	201
2018	135
2019	99
2020	61
Thereafter	92
Total minimum lease payments	$839